FEDERATED FIXED INCOME SECURITIES, INC.

                            Federated Investors Funds

                              5800 Corporate Drive

                       Pittsburgh, Pennsylvania 15237-7000

                                January 30, 2001

EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest

Washington, DC  20549

     RE: FEDERATED FIXED INCOME SECURITIES, INC. (the "Corporation")
            Federated Limited Term Fund
            Federated Limited Term Municipal Fund
            Federated Strategic Income Fund

         1933 Act File No. 33-43472
         1940 ACT FILE NO. 811-6447

Dear Sir or Madam:

      Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Corporation hereby certifies that the definitive forms of prospectuses and statements of additional information dated January 31, 2001, that would have been filed under Rule 497(c), do not differ from the forms of prospectuses and statements of additional information contained in the most recent registration statement for the Corporation. This registration statement was electronically filed under Rule 485(b) on January 29, 2001.

      If you have any questions regarding this certification, please call me at
(412) 288-8160.

                                          Very truly yours,



                                          /s/ Grant Anderson
                                          Grant Anderson
                                          Assistant Secretary